As filed with the Securities and Exchange	Registration No. 033-81216
Commission on June 27, 2008	Registration No. 811-02513
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-4
Post-Effective Amendment No. 40 To
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
and Amendment to
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Variable Annuity Account C of
ING Life Insurance and Annuity Company
One Orange Way, Windsor, Connecticut 06095-4774
Depositor’s Telephone Number, including Area Code: (860) 580-2831
Michael A. Pignatella, Counsel
ING US Legal Services
One Orange Way, C1S, Windsor, Connecticut 06095-4774
(Name and Address of Agent for Service)

It is proposed that this filing will become effective:
X	immediately upon filing pursuant to paragraph (b) of Rule 485 on ___________ pursuant to paragraph (b) of Rule 485

If appropriate, check the following box:
this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Group Deferred Variable and Fixed Annuity Contracts

PARTS A AND B

The Prospectus and the Statement of Additional Information each dated April 28, 2008 are incorporated into Parts A and B, respectively, of this Post-Effective Amendment No. 40 by reference to Registrant’s filing under Rule 485(b) as filed on April 14, 2008 and declared effective on April 28, 2008.

A supplement dated June 27, 2008 to the Prospectus and Statement of Additional Information is
included in Parts A and B of this Post-Effective Amendment No. 40.

ING Life Insurance and Annuity Company and its Variable Annuity Account C
State University of New York Defined Contribution Retirement Plans
Supplement dated June 27, 2008 to the Contract Prospectus, Contract Prospectus Summary and Statement of Additional Information, each dated April 28, 2008

The following information updates and amends certain information contained in your variable annuity Contract
Prospectus, Contract Prospectus Summary and Statement of Additional Information (“SAI”). Please read it carefully and keep it with your current Contract Prospectus, Contract Prospectus Summary and SAI for future reference.

1.	On March 27, 2008, the Board of Trustees of ING Variable Products Trust and ING Investors Trust approved a proposal to reorganize the following Portfolio (the “Disappearing Portfolio”) into the following respective
Portfolio (the “Surviving Portfolio”). Subject to approval by the Portfolio’s shareholders, after the close of business on September 5, 2008 the following Disappearing Portfolio will reorganize into and become part of the following Surviving Portfolio:

Disappearing Portfolio	Surviving Portfolio
ING VP Real Estate Portfolio	ING Global Real Estate Portfolio

Accordingly, effective after the close of business on September 5, 2008, investments in the Disappearing
Portfolio will automatically become investments in the Surviving Portfolio, as follows:

•	Class I of the ING Global Real Estate Portfolio will automatically be added to your contract and all existing account balances invested in the ING VP Real Estate Portfolio (Class I) will automatically become investments in the ING Global Real Estate Portfolio (Class I).

As a result of the reorganizations, effective September 8, 2008 all references to the Disappearing Portfolio in the Contract Prospectus, Contract Prospectus Summary and SAI are hereby deleted.
Unless you provide us with alternative allocation instructions, all future allocations directed to the Disappearing
Portfolio after the date of the reorganization will be automatically allocated to the Surviving Portfolio. You may give us alternative allocation instructions at any time by contacting our Customer Service Center through:

                                                      For all regular mail, please use:
                                                      Service Center
                                                      ING Life Insurance and Annuity Company
                                                      P.O. Box 9780
                                                      Providence, RI 02940-9780

                                                      For overnight mail, please use:
                                                      Service Center
                                                      ING Life Insurance and Annuity Company
                                                      101 Sabin Street
                                                      Pawtucket, RI 02860

1-800-677-4636

See also the Transfers section of your Contract Prospectus or Investment Options section of your
Contract Prospectus Summary for further information about making fund allocation changes.

X.81216-08	1 of 2	June 2008

2.	Effective September 8, 2008, the following information for ING Global Real Estate Portfolio is added to Appendix III–Fund Descriptions.
Fund Name	Investment Adviser/Subadviser	Investment Objective(s)
ING Investors Trust – ING Global Real Estate Portfolio	ING Investments, LLC Subadviser: ING Clarion Real Estate Securities L.P.	Seeks high total return consisting of capital appreciation and current income.

3.	The minimum and maximum Total Annual Fund Operating Expenses shown in the Contract Prospectus and
Contract Prospectus Summary will not change as a result of the reorganizations. Therefore, there is no change to the hypothetical examples shown in the Contract Prospectus and Contract Prospectus Summary.

Insurance products issued by ING Life Insurance and Annuity Company. Securities offered through ING Financial Advisers, LLC
(Member SIPC), One Orange Way, Windsor, CT 06095-4774, or through other Broker-Dealers with which it has a selling agreement.
These companies are wholly owned, indirect subsidiaries of ING Groep N.V. Insurance obligations are the responsibility of each individual company.

X.81216-08	2 of 2	June 2008

VARIABLE ANNUITY ACCOUNT C PART C - OTHER INFORMATION
Item 24.	Financial Statements and Exhibits
(a)	Financial Statements:
	(1)	Incorporated by reference in Part A:
Condensed Financial Information
	(2)	Incorporated by reference in Part B:
Financial Statements of Variable Annuity Account C:
		-	Report of Independent Registered Public Accounting Firm
		-	Statements of Assets and Liabilities as of December 31, 2007
		-	Statements of Operations for the year ended December 31, 2007
		-	Statements of Changes in Net Assets for the years ended December 31, 2007 and 2006
		-	Notes to Financial Statements
Consolidated Financial Statements of ING Life Insurance and Annuity Company:
		-	Report of Independent Registered Public Accounting Firm
		-	Consolidated Statements of Operations for the years ended December 31,
2007, 2006 and 2005
		-	Consolidated Balance Sheets as of December 31, 2007 and 2006
		-	Consolidated Statements of Changes in Shareholder’s Equity for the years ended December 31, 2007, 2006 and 2005
		-	Consolidated Statements of Cash Flows for the years ended December 31,
2007, 2006 and 2005
		-	Notes to Consolidated Financial Statements

(b)	Exhibits
	(1)	Resolution establishing Variable Annuity Account C • Incorporated by reference to
Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No.
033-75986), as filed on April 22, 1996.
	(2)	Not applicable
	(3.1)	Standard Form of Broker-Dealer Agreement • Incorporated by reference to Post-
Effective Amendment No. 32 to Registration Statement on Form N-4 (File No. 033-
81216), as filed on April 11, 2006.
	(3.2)	Underwriting Agreement dated November 17, 2006 between ING Life Insurance and Annuity Company and ING Financial Advisers, LLC • Incorporated by
reference to Post-Effective Amendment No. 34 to Registration Statement on Form
N-4 (File No. 033-75996), as filed on December 20, 2006.
	(4.1)	Variable Annuity Contract (G-401-IB(X/M)) • Incorporated by reference to Post-
Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 033-
81216), as filed on April 17, 1996.
	(4.2)	Variable Annuity Contract (G-CDA-IB(XC/SM)) • Incorporated by reference to
Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No.
033-81216), as filed on April 17, 1996.

(4.3)	Variable Annuity Contract Certificate (GC401-IB(X/M) to Contract
G-401-IB(X/M) • Incorporated by reference to Post-Effective Amendment No. 24 to Registration Statement on Form N-4 (File No. 033-81216), as filed on April 11,
2003.
(4.4)	Variable Annuity Contract Certificate (GC403-IB(XC/SM) to Contract
G-CDA-IB(XC/SM) • Incorporated by reference to Post-Effective Amendment No.
24 to Registration Statement on Form N-4 (File No. 033-81216), as filed on April
11, 2003.
(4.5)	Endorsement (EGET-99) to Contracts G-401-IB(X/M) and G-CDA-IB(XC/SM)
and Contract Certificates GC401-IB(X/M) and GC403-IB(XC/SM) • Incorporated
by reference to Post-Effective Amendment No. 13 to Registration Statement on
Form N-4 (File No. 333-01107), as filed on May 3, 1999.
(4.6)	Endorsement (ESUNYSDO97) to Contracts G-CDA-IB(XC/SM) and
G-401-IB(X/M) and Contract Certificates GC401-IB(X/M) and
GC403-IB(XC/SM) • Incorporated by reference to Post-Effective Amendment No.
7 to Registration Statement on Form N-4 (File No. 033-81216), as filed on
February 12, 1997.
(4.7)	Endorsement (ESU401-01) to Contract G-401-IB(X/M) and Certificate
GC401-IB(X/M) • Incorporated by reference to Post-Effective Amendment No. 20 to Registration Statement on Form N-4 (File No. 033-81216), as filed on December
4, 2001.
(4.8)	Endorsement (ESU403-01) to Contract G-CDA-IB(XC/SM) and Certificate
GC403-IB(XC/SM) • Incorporated by reference to Post-Effective Amendment No.
20 to Registration Statement on Form N-4 (File No. 033-81216), as filed on
December 4, 2001.
(4.9)	Endorsement EEGTRRA-HEG(01) to Contracts G-401-IB(X/M) and
G-CDA-IB(XC/SM) and Contract Certificates GC401-IB(X/M) and
GC403-IB(XC/SM) • Incorporated by reference to Post-Effective Amendment No.
30 to Registration Statement on Form N-4 (File No. 033-81216), as filed on
February 15, 2002.
(4.10)	Endorsement ESUNY-02 to Contracts G-401-IB(X/M) and G-CDA-IB(XC/SM)
and Contract Certificates GC401-IB(X/M) and GC403-IB(XC/SM) • Incorporated
by reference to Post-Effective Amendment No. 23 to Registration Statement on
Form N-4 (File No. 033-81216), as filed on April 11, 2002.
(4.11)	Endorsement ENMCHG (05/02) and ENMCHGI (05/02) for name change •
Incorporated by reference to Post-Effective Amendment No. 30 to Registration
Statement on Form N-4 (File No. 033-75962), as filed on April 8, 2002.
(4.12)	Endorsement ESUNY-02-1 to Contracts G-401-IB(X/M) and G-CDA-IB(XC/SM)
and Certificates GC401-IB(X/M) and GC403-IB(XC/SM) • Incorporated by
reference to Post-Effective Amendment No. 26 to Registration Statement on Form
N-4 (File No. 033-81216), as filed on December 8, 2003.

(4.13)	Endorsement ESUNY-LOAN (9/04) to Contracts G-401-IB(X/M) and G-CDA-
IB(XC/SM) and Certificates GC401-IB(X/M) and GC403-IB(XC/SM) •
Incorporated by reference to Post-Effective Amendment No. 29 to Registration
Statement on Form N-4 (File No. 033-81216), as filed on February 10, 2005.
(4.14)	Endorsement ESUNY-HDSP-04 to Contract G-403-IB(X/M) and Certificate
GC403-IB(XC/SM) • Incorporated by reference to Post-Effective Amendment No.
34 to Registration Statement on Form N-4 (File No. 033-81216), as filed on April
11, 2007.
(5)	Variable Annuity Contract Application (300-MOP-02NY) • Incorporated by
reference to Post-Effective Amendment No. 27 to Registration Statement on Form
N-4 (File No. 033-81216), as filed on April 14, 2004.
(6.1)	Restated Certificate of Incorporation (amended and restated as of January 1, 2002)
of ING Life Insurance and Annuity Company (formerly Aetna Life Insurance and
Annuity Company) • Incorporated by reference to ING Life Insurance and Annuity
Company annual report on Form 10-K (File No. 033-23376), as filed on March 28,
2002.
(6.2)	Amended and Restated By-Laws of ING Life Insurance and Annuity Company,
effective January 1, 2005 • Incorporated by reference to the ILIAC 10-Q, as filed on May 13, 2005 (File No. 033-23376, Accession No. 0001047469-05-014783).
(7)	Not applicable
(8.1)	Fund Participation Agreement dated December 1, 1997 among Calvert Responsibly
Invested Balanced Portfolio, Calvert Asset Management Company, Inc. and Aetna
Life Insurance and Annuity Company • Incorporated by reference to Post-Effective
Amendment No. 8 to Registration Statement on Form N-4 (File No. 333-01107), as
filed on February 19, 1998.
(8.2)	Service Agreement dated December 1, 1997 between Calvert Asset Management
Company, Inc. and Aetna Life Insurance and Annuity Company • Incorporated by
reference to Post-Effective Amendment No. 8 to Registration Statement on Form
N-4 (File No. 333-01107), as filed on February 19, 1998.
(8.3)	Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of
October 16, 2007 between Calvert Distributors, Inc., ING Life Insurance and
Annuity Company, ING National Trust, ING USA Annuity and Life Insurance
Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of
New York, Security Life of Denver Insurance Company and Systematized Benefits
Administrators Inc. • Incorporated by reference to Post-Effective Amendment No.
50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15,
2007.
(8.4)	Fund Participation Agreement dated February 1, 1994 and amended on December
15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996
between Aetna Life Insurance and Annuity Company, Variable Insurance Products
Fund and Fidelity Distributors Corporation • Incorporated by reference to Post-
Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 033-
75964), as filed on February 11, 1997.

(8.5)	Fifth Amendment dated as of May 1, 1997 to the Fund Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995,
May 1, 1995, January 1, 1996 and March 1, 1996 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors
Corporation • Incorporated by reference to Post-Effective Amendment No. 30 to
Registration Statement on Form N-4 (File No. 033-34370), as filed on September
29, 1997.
(8.6)	Sixth Amendment dated as of November 6, 1997 to the Fund Participation
Agreement dated February 1, 1994 and amended on December 15, 1994, February
1, 1995, May 1, 1995, January 1, 1996, March 1, 1996 and May 1, 1997 between
Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and
Fidelity Distributors Corporation • Incorporated by reference to Post-Effective
Amendment No. 16 to Registration Statement on Form N-4 (File No. 033-75964),
as filed on February 9, 1998.
(8.7)	Seventh Amendment dated as of May 1, 1998 to the Fund Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995,
May 1, 1995, January 1, 1996, March 1, 1996, May 1, 1997 and November 6, 1997
between Aetna Life Insurance and Annuity Company, Variable Insurance Products
Fund and Fidelity Distributors Corporation • Incorporated by reference to
Registration Statement on Form N-4 (File No. 333-56297), as filed on June 8, 1998.
(8.8)	Eighth Amendment dated December 1, 1999 to Fund Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995,
May 1, 1995, January 1, 1996, March 1, 1996, May 1, 1997, November 6, 1997 and
May 1, 1998 between Aetna Life Insurance and Annuity Company, Variable
Insurance Products Fund and Fidelity Distributors Corporation • Incorporated by
reference to Post-Effective Amendment No. 19 to Registration Statement on Form
N-4 (File No. 333-01107), as filed on February 16, 2000.
(8.9)	Ninth Amendment dated as of August 15, 2007 to the Fund Participation Agreement
dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May
1, 1995, January 1, 1996, March 1, 1996, May 1, 1997, November 6, 1997 and May
1, 1998 between ING Life Insurance and Annuity Company (formerly known as
Aetna Life Insurance and Annuity Company), Variable Insurance Products Fund and
Fidelity Distributors Corporation • Incorporated by reference to Post-Effective
Amendment No. 46 to Registration Statement on Form N-4 (File No. 333-01107), as
filed on February 15, 2008.
(8.10)	Fund Participation Agreement dated February 1, 1994 and amended on December
15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996
between Aetna Life Insurance and Annuity Company, Variable Insurance Products
Fund II and Fidelity Distributors Corporation • Incorporated by reference to Post-
Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 033-
75964), as filed on February 11, 1997.

(8.11)	Fifth Amendment dated as of May 1, 1997 to the Fund Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995,
May 1, 1995, January 1, 1996 and March 1, 1996 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity
Distributors Corporation • Incorporated by reference to Post-Effective Amendment
No. 30 to Registration Statement on Form N-4 (File No. 033-34370), as filed on
September 29, 1997.
(8.12)	Sixth Amendment dated as of January 20, 1998 to the Fund Participation
Agreement dated February 1, 1994 and amended on December 15, 1994, February
1, 1995, May 1, 1995, January 1, 1996, March 1, 1996 and May 1, 1997 between
Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II
and Fidelity Distributors Corporation • Incorporated by reference to Post-Effective
Amendment No. 7 to Registration Statement on Form S-6 (File No. 033-75248), as
filed on February 24, 1998.
(8.13)	Seventh Amendment dated as of May 1, 1998 to the Fund Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995,
May 1, 1995, January 1, 1996, March 1, 1996, May 1, 1997 and January 20, 1998
between Aetna Life Insurance and Annuity Company, Variable Insurance Products
Fund II and Fidelity Distributors Corporation • Incorporated by reference to
Registration Statement on Form N-4 (File No. 333-56297), as filed on June 8, 1998.
(8.14)	Eighth Amendment dated December 1, 1999 to Fund Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995,
May 1, 1995, January 1, 1996, March 1, 1996, May 1, 1997, January 20, 1998 and
May 1, 1998 between Aetna Life Insurance and Annuity Company, Variable
Insurance Products Fund II and Fidelity Distributors Corporation • Incorporated by
reference to Post-Effective Amendment No. 19 to Registration Statement on Form
N-4 (File No. 333-01107), as filed on February 16, 2000.
(8.15)	Ninth Amendment dated as of August 15, 2007 to the Fund Participation Agreement
dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May
1, 1995, January 1, 1996, March 1, 1996, May 1, 1997, January 20, 1998 and May 1,
1998 between ING Life Insurance and Annuity Company (formerly known as Aetna
Life Insurance and Annuity Company), Variable Insurance Products Fund II and
Fidelity Distributors Corporation • Incorporated by reference to Post-Effective
Amendment No. 46 to Registration Statement on Form N-4 (File No. 333-01107), as
filed on February 15, 2008.
(8.16)	Letter Agreement dated May 16, 2007 and effective July 2, 2007 between ING Life
Insurance and Annuity Company, Variable Insurance Products Fund, Variable
Insurance Products Fund I, Variable Insurance Products Fund II, Variable Insurance
Products Fund V and Fidelity Distributors Corporation • Incorporated by reference to Post-Effective Amendment No. 51 to Registration Statement on Form N-4 (File
No. 033-75962), as filed on July 27, 2007.

(8.17)	Service Agreement effective as of June 1, 2002 by and between Fidelity Investments
Institutional Operations Company, Inc. and ING Financial Advisers, LLC •
Incorporated by reference to Post-Effective Amendment No. 33 to Registration
Statement on Form N-4 (File No. 033-75988), as filed on August 5, 2004.
(8.18)	Service Contract effective as of June 1, 2002 and amended on June 20, 2003 by and between Directed Services, Inc., ING Financial Advisers, LLC, and Fidelity
Distributors Corporation • Incorporated by reference to Post-Effective Amendment
No. 33 to Registration Statement on Form N-4 (File No. 033-75988), as filed on
August 5, 2004.
(8.19)	First Amendment effective April 1, 2005 to Service Contract between Fidelity
Distributors Corporation and ING Financial Advisers, Inc. dated June 1, 2002 and amended on June 20, 2003 • Incorporated by reference to Post-Effective
Amendment No. 47 to Registration Statement on Form N-4 (File No. 033-75962), as
filed on November 21, 2006.
(8.20)	Second Amendment effective April 1, 2006 to Service Contract between Fidelity
Distributors Corporation and ING Financial Advisers, Inc. dated June 1, 2002 and amended on June 20, 2003 and April 1, 2005 • Incorporated by reference to Post-
Effective Amendment No. 47 to Registration Statement on Form N-4 (File No. 033-
75962), as filed on November 21, 2006.
(8.21)	Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of
October 16, 2007 between Fidelity Distributors Corporation, ING Life Insurance
and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance
Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of
New York, Security Life of Denver Insurance Company and Systematized Benefits
Administrators Inc. • Incorporated by reference to Post-Effective Amendment No.
50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15,
2007.
(8.22)	Amended and Restated Participation Agreement as of December 30, 2005 by and
among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton
Distributors, Inc., ING Life Insurance and Annuity Company, ING USA Annuity
and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life
Insurance Company of New York and Directed Services, Inc. • Incorporated by
reference to Post-Effective Amendment No. 17 to Registration Statement on Form
N-4 (File No. 333-85618), as filed on February 1, 2007.
(8.23)	Amendment effective June 5, 2007 to Amended and Restated Participation
Agreement as of December 30, 2005 by and among Franklin Templeton Variable
Insurance Products Trust, Franklin/Templeton Distributors, Inc., ING Life Insurance
and Annuity Company, ING USA Annuity and Life Insurance Company, ReliaStar
Life Insurance Company, ReliaStar Life Insurance Company of New York and
Directed Services, LLC • Incorporated by reference to Pre-Effective Amendment
No. 1 to Registration Statement on Form N-4 (File No. 333-139695), as filed on July
6, 2007.

(8.24)	Amended and Restated Administrative Services Agreement executed as of October
3, 2005 between Franklin Templeton Services, LLC, ING Life Insurance and
Annuity Company, ING Insurance Company of America, ING USA Annuity and
Life Insurance Company and ReliaStar Life Insurance Company • Incorporated by
reference to Post-Effective Amendment No. 32 to Registration Statement on Form
N-4 (File No. 033-81216), as filed on April 11, 2006.
(8.25)	Rule 22c-2 Shareholder Information Agreement (Franklin Templeton Variable
Insurance Products Trust) entered into as of April 16, 2007 among
Franklin/Templeton Distributors, Inc., ING Life Insurance and Annuity Company,
ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company
and ReliaStar Life Insurance Company of New York • Incorporated by reference to
Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No.
033-75962), as filed on June 15, 2007.
(8.26)	Participation Agreement dated April 30, 2003 among ING Life Insurance and
Annuity Company, The GCG Trust (renamed effective May 1, 2000, ING Investors
Trust) and Directed Services, Inc. • Incorporated by reference to Post-Effective
Amendment No. 54 to Registration Statement on Form N-1A (File No. 033-23512),
as filed on August 1, 2003.
(8.27)	Amendment dated October 9, 2006 to the Participation Agreement dated April 30,
2003 among ING Life Insurance and Annuity Company, ING Investors Trust and
Directed Services, Inc. • Incorporated by reference to Post-Effective Amendment
No. 47 to Registration Statement on Form N-4 (File No. 033-75962), as filed on
November 21, 2006.
(8.28)	Participation Agreement dated as of November 28, 2001 among Portfolio Partners,
Inc., Aetna Life Insurance and Annuity Company and Aetna Investment Services,
LLC • Incorporated by reference to Post-Effective Amendment No. 30 to
Registration Statement on Form N-4 (File No. 033-75962), as filed on April 8,
2002.
(8.29)	Amendment dated March 5, 2002 between Portfolio Partners, Inc. (to be renamed
ING Partners, Inc. effective May 1, 2002), Aetna Life Insurance and Annuity
Company (to be renamed ING Life Insurance and Annuity Company effective May
1, 2002) and Aetna Investment Services, LLC (to be renamed ING Financial
Advisers, LLC) to Participation Agreement dated November 28, 2001 •
Incorporated by reference to Post-Effective Amendment No. 30 to Registration
Statement on Form N-4 (File No. 033-75962), as filed on April 8, 2002.
(8.30)	Amendment dated May 1, 2003 between ING Partners, Inc., ING Life Insurance and Annuity Company and ING Financial Advisers, LLC to the Participation
Agreement dated as of November 28, 2001 and subsequently amended on March 5,
2002 • Incorporated by reference to Post-Effective Amendment No. 28 to
Registration Statement on Form N-4 (File No. 033-75988), as filed on April 10,
2003.

(8.31)	Amendment dated November 1, 2004 to the Participation Agreement between ING
Partners, Inc., ING Life Insurance and Annuity Company and ING Financial
Advisers, LLC dated as of November 28, 2001 and subsequently amended on March
5, 2002 and May 1, 2003 • Incorporated by reference to Post-Effective Amendment
No. 20 to Registration Statement on Form N-1A (File No. 333-32575), as filed on
April 1, 2005.
(8.32)	Amendment dated April 29, 2005 to the Participation Agreement between ING
Partners, Inc., ING Life Insurance and Annuity Company and ING Financial
Advisers, LLC dated as of November 28, 2001 and subsequently amended on March
5, 2002, May 1, 2003 and November 1, 2004 • Incorporated by reference to Post-
Effective Amendment No. 32 to Registration Statement on Form N-4 (File No. 033-
81216), as filed on April 11, 2006.
(8.33)	Amendment dated August 31, 2005 to the Participation Agreement between ING
Partners, Inc., ING Life Insurance and Annuity Company and ING Financial
Advisers, LLC dated November 28, 2001 and subsequently amended on March 5,
2002, May 1, 2003, November 1, 2004 and April 29, 2005 • Incorporated by
reference to Post-Effective Amendment No. 32 to Registration Statement on Form
N-4 (File No. 033-81216), as filed on April 11, 2006.
(8.34)	Amendment dated December 7, 2005 to the Participation Agreement between ING
Partners, Inc., ING Life Insurance and Annuity Company and ING Financial
Advisers, LLC dated as of November 28, 2001 and subsequently amended on
March 5, 2002, May 1, 2003, November 1, 2004, April 29, 2005, and August 31,
2005 • Incorporated by reference to Post-Effective Amendment No. 32 to
Registration Statement on Form N-4 (File No. 033-81216), as filed on April 11,
2006.
(8.35)	Amendment dated April 28, 2006 to the Participation Agreement between ING
Partners, Inc., ING Life Insurance and Annuity Company and ING Financial
Advisers, LLC dated as of November 28, 2001 and subsequently amended on
March 5, 2002, May 1, 2003, November 1, 2004, April 29, 2005, August 31, 2005
and December 7, 2005 • Incorporated by reference to Registration Statement on
Form N-4 (File No. 333-134760), as filed on June 6, 2006.
(8.36)	Shareholder Servicing Agreement (Service Class Shares) dated as of November 27,
2001 between Portfolio Partners, Inc. and Aetna Life Insurance and Annuity
Company • Incorporated by reference to Post-Effective Amendment No. 30 to
Registration Statement on Form N-4 (File No. 033-75962), as filed on April 8,
2002.
(8.37)	Amendment dated March 5, 2002 between Portfolio Partners, Inc. (to be renamed
ING Partners, Inc. effective May 1, 2002) and Aetna Life Insurance and Annuity
Company (to be renamed ING Life Insurance and Annuity Company effective May
1, 2002) to the Shareholder Servicing Agreement (Service Class Shares) dated
November 27, 2001 • Incorporated by reference to Post-Effective Amendment No.
30 to Registration Statement on Form N-4 (File No. 033-75962), as filed on April
8, 2002.

(8.38)	Amendment dated May 1, 2003 to the Shareholder Servicing Agreement (Service
Class Shares) by and between ING Partners, Inc. and ING Life Insurance and
Annuity Company dated November 27, 2001, as amended on March 5, 2002 •
Incorporated by reference to Post-Effective Amendment No. 28 to Registration
Statement on Form N-4 (File No. 033-75988), as filed on April 10, 2003.
(8.39)	Amendment dated November 1, 2004 to the Shareholder Servicing Agreement
(Service Class Shares) by and between ING Partners, Inc. and ING Life Insurance and Annuity Company dated November 27, 2001, as amended on March 5, 2002 and May 1, 2003 • Incorporated by reference to Initial Registration Statement on
Form N-4 (File No. 333-134760), as filed on June 6, 2006.
(8.40)	Amendment dated April 29, 2005 to the Shareholder Servicing Agreement (Service
Class Shares) by and between ING Partners, Inc. and ING Life Insurance and
Annuity Company dated November 27, 2001, and amended on March 5, 2002, May
1, 2003 and November 1, 2004 • Incorporated by reference to Post-Effective
Amendment No. 32 to Registration Statement on Form N-4 (File No. 033-81216),
as filed on April 11, 2006.
(8.41)	Amendment dated December 7, 2005 to the Shareholder Servicing Agreement
(Service Class Shares) by and between ING Partners, Inc. and ING Life Insurance and Annuity Company dated November 27, 2001, and amended on March 5, 2002,
May 1, 2003, November 1, 2004 and April 29, 2005 • Incorporated by reference to
Initial Registration Statement on Form N-4 (File No. 333-134760), as filed on June
6, 2006.
(8.42)	Amendment dated April 28, 2006 to the Shareholder Servicing Agreement (Service
Class Shares) by and between ING Partners, Inc. and ING Life Insurance and
Annuity Company dated November 27, 2001, and amended on March 5, 2002, May
1, 2003, November 1, 2004, April 29, 2005 and December 7, 2005 • Incorporated
by reference to Registration Statement on Form N-4 (File No. 333-134760), as filed on June 6, 2006.
(8.43)	Fund Participation Agreement dated as of May 1, 1998 by and among Aetna Life
Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore
Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus
Investment Management, Inc. • Incorporated by reference to Registration Statement on Form N-4 (File No. 333-56297), as filed on June 8, 1998.
(8.44)	Amendment dated November 9, 1998 to Fund Participation Agreement dated as of
May 1, 1998 by and among Aetna Life Insurance and Annuity Company and Aetna
Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced
VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation
Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc. • Incorporated
by reference to Post-Effective Amendment No. 2 to Registration Statement on
Form N-4 (File No. 333-56297), as filed on December 14, 1998.

(8.45)	Second Amendment dated December 31, 1999 to Fund Participation Agreement dated as of May 1, 1998 and amended on November 9, 1998 by and among Aetna
Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable
Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on
behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolio, Inc. on behalf of each of its series, and Aeltus
Investment Management, Inc. • Incorporated by reference to Post-Effective
Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107),
as filed on February 16, 2000.
(8.46)	Third Amendment dated February 11, 2000 to Fund Participation Agreement dated as of May 1, 1998 and amended on November 9, 1998 and December 31, 1999 by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund,
Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc.,
Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc.
on behalf of each of its series, Aetna Variable Portfolio, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc. • Incorporated by reference to
Post-Effective Amendment No. 20 to Registration Statement on Form N-4 (File No.
333-01107), as filed on April 4, 2000.
(8.47)	Fourth Amendment dated May 1, 2000 to Fund Participation Agreement dated as of
May 1, 1998 and amended on November 9, 1998, December 31, 1999 and February
11, 2000 by and among Aetna Life Insurance and Annuity Company and Aetna
Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced
VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation
Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc. • Incorporated
by reference to Post-Effective Amendment No. 20 to Registration Statement on
Form N-4 (File No. 333-01107), as filed on April 4, 2000.
(8.48)	Fifth Amendment dated February 27, 2001 to Fund Participation Agreement dated as of May 1, 1998 and amended on November 9, 1998, December 31, 1999,
February 11, 2000 and May 1, 2000 by and among Aetna Life Insurance and
Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna
Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna
Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment
Management, Inc. • Incorporated by reference to Post-Effective Amendment No.
24 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April
13, 2001.

(8.49)	Sixth Amendment dated as of June 19, 2001 to Fund Participation Agreement dated as of May 1, 1998 and amended on November 9, 1998, December 31, 1999,
February 11, 2000, May 1, 2000 and February 27, 2001 among Aetna Life
Insurance and Annuity Company, Aeltus Investment Management, Inc. and Aetna
Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced
VP, Inc., Aetna GET Fund, on behalf of each of its series, Aetna Generation
Portfolios, Inc. on behalf of each of its series, and Aetna Variable Portfolios, Inc.
on behalf of each of its series • Incorporated by reference to Post-Effective
Amendment No. 32 to Registration Statement on Form N-4 (File No. 033-75988),
as filed on April 13, 2004.
(8.50)	Service Agreement effective as of May 1, 1998 between Aeltus Investment
Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna
Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, and Aetna
Variable Portfolios, Inc. on behalf of each of its series • Incorporated by reference to Registration Statement on Form N-4 (File No. 333-56297), as filed on June 8,
1998.
(8.51)	Amendment dated November 4, 1998 and effective as of October 15, 1998 to
Service Agreement effective as of May 1, 1998 between Aeltus Investment
Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna
Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, and Aetna
Variable Portfolios, Inc. on behalf of each of its series • Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-4 (File
No. 333-56297), as filed on December 14, 1998.
(8.52)	Second Amendment dated February 11, 2000 to Service Agreement effective as of
May 1, 1998 and amended on November 4, 1998 between Aeltus Investment
Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sales of shares of Aetna Variable Fund, Aetna Variable Encore Fund,
Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and
Aetna Variable Portfolio, Inc. on behalf of each of its series • Incorporated by reference to Post-Effective Amendment No. 20 to Registration Statement on Form
N-4 (File No. 333-01107), as filed on April 4, 2000.

(8.53)	Third Amendment dated May 1, 2000 to Service Agreement effective as of May 1,
1998 and amended on November 4, 1998 and February 11, 2000 between Aeltus
Investment Management, Inc. and Aetna Life Insurance and Annuity Company in
connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore
Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series • Incorporated by reference to Post-Effective Amendment No. 20 to Registration Statement on Form
N-4 (File No. 333-01107), as filed on April 4, 2000.
(8.54)	Fourth Amendment dated as of June 26, 2001 to Service Agreement with
Investment Advisor effective as of May 1, 1998, as amended on November 4, 1998,
February 11, 2000 and May 1, 2000 between Aeltus Investment Management, Inc.
and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares,
Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna
Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable
Portfolios, Inc. on behalf of each of its series • Incorporated by reference to Post-
Effective Amendment No. 32 to Registration Statement on Form N-4 (File No. 033-
75988), as filed on April 13, 2004.
(8.55)	Fund Participation Agreement dated as of May 1, 2001 among Pilgrim Variable
Products Trust, Aetna Life Insurance and Annuity Company and ING Pilgrim
Securities, Inc. • Incorporated by reference to Post-Effective Amendment No. 26 to
Registration Statement on Form N-4 (File No. 333-01107), as filed on July 13,
2001.
(8.56)	Amendment dated August 30, 2002 between ING Life Insurance and Annuity
Company, ING Variable Products Trust (formerly known as Pilgrim Variable
Products Trust) and ING Funds Distributor to Fund Participation Agreement dated
May 1, 2001 • Incorporated by reference to Post-Effective Amendment No. 28 to
Registration Statement on Form N-4 (File No. 033-75988), as filed on April 10,
2003.
(8.57)	Administrative and Shareholder Services Agreement dated April 1, 2001 between
ING Funds Services, LLC and ING Life Insurance and Annuity Company
(Administrator for ING Variable Products Trust) • Incorporated by reference to
Post-Effective Amendment No. 28 to Registration Statement on Form N-4 (File No.
033-75988), as filed on April 10, 2003.
(8.58)	Rule 22c-2 Agreement dated no later than April 16, 2007 is effective October 16,
2007 between ING Fund Services, LLC, ING Life Insurance and Annuity Company,
ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life
Insurance Company, ReliaStar Life Insurance Company of New York, Security Life
of Denver Insurance Company and Systematized Benefits Administrators Inc. •
Incorporated by reference to Post-Effective Amendment No. 50 to Registration
Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.

(8.59)	Fund Participation Agreement dated as of July 20, 2001 between Lord Abbett
Series Fund, Inc. and Aetna Life Insurance and Annuity Company • Incorporated
by reference to Post-Effective Amendment No. 27 to Registration Statement on
Form N-4 (File No. 333-01107), as filed on October 26, 2001.
(8.60)	Service Agreement dated as of July 20, 2001 between Lord Abbett & Co. and
Aetna Life Insurance and Annuity Company • Incorporated by reference to Post-
Effective Amendment No. 27 to Registration Statement on Form N-4 (File No. 333-
01107), as filed on October 26, 2001.
(8.61)	Rule 22c-2 Agreement effective April 16, 2007 and operational on October 16,
2007 among Lord Abbett Distributor LLC, ING Life Insurance and Annuity
Company, ING National Trust, ING USA Annuity and Life Insurance Company,
ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New
York, Security Life of Denver Insurance Company and Systematized Benefits
Administrators Inc. • Incorporated by reference to Post-Effective Amendment No.
50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June
15, 2007.
(8.62)	Participation Agreement dated as of May 1, 2004 among ING Life Insurance and
Annuity Company, ReliaStar Life Insurance Company, PIMCO Variable Insurance
Trust, PA Distributors LLC • Incorporated by reference to Post-Effective
Amendment No. 38 to Registration Statement on Form N-4 (File No. 333-01107), as
filed on February 11, 2005.
(8.63)	First Amendment dated August 15, 2007 to Participation Agreement by and between
ING Life Insurance and Annuity Company, ReliaStar Life Insurance Company,
PIMCO Variable Insurance Trust and Allianz Global Investors Distributors LLC
dated as of May 1, 2004 • Incorporated by reference to Post-Effective Amendment
No. 51 to Registration Statement on Form N-4 (File No. 333-01107), as filed on
May 23, 2008.
(8.64)	Services Agreement dated as of May 1, 2004 between PIMCO Variable Insurance
Trust (the “Trust”) and ING Life Insurance and Annuity Company, and ReliaStar
Life Insurance Company • Incorporated by reference to Post-Effective Amendment
No. 38 to Registration Statement on Form N-4 (File No. 333-01107), as filed on
February 11, 2005.
(8.65)	First Amendment dated August 15, 2007 to Services Agreement between PIMCO
Variable Insurance Trust, ING Life Insurance and Annuity Company and ReliaStar
Life Insurance Company dated as of May 1, 2004 • Incorporated by reference to
Post-Effective Amendment No. 51 to Registration Statement on Form N-4 (File No.
333-01107), as filed on May 23, 2008.
(8.66)	Services Agreement effective as of May 1, 2004 between Pacific Investment
Management Company LLC (“PIMCO”) and ING Life Insurance and Annuity
Company, and ReliaStar Life Insurance Company • Incorporated by reference to
Post-Effective Amendment No. 38 to Registration Statement on Form N-4 (File No.
333-01107), as filed on February 11, 2005.

(8.67)	First Amendment dated August 15, 2007 to Services Agreement between Pacific
Investment Management Company LLC (“PIMCO”), ING Life Insurance and
Annuity Company, ReliaStar Life Insurance Company and Allianz Global Investors
Distributors LLC effective as of May 1, 2004 • Incorporated by reference to Post-
Effective Amendment No. 51 to Registration Statement on Form N-4 (File No. 333-
01107), as filed on May 23, 2008.
(8.68)	Rule 22c-2 Agreement dated no later than April 16, 2007, is effective as of the 16th day of October, 2007 between Allianz Global Investors Distributors LLC, ING Life
Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life
Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance
Company of New York, Security Life of Denver Insurance Company and
Systematized Benefits Administrators Inc. • Incorporated by reference to Pre-
Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-
139695), as filed on July 6, 2007.
(9)	Opinion and Consent of Counsel
(10)	Consent of Independent Registered Public Accounting Firm
(11)	Not applicable
(12)	Not applicable
(13.1)	Powers of Attorney • Incorporated by reference to Pre-Effective Amendment No.
39 to Registration Statement on Form N-4 (File No. 033-81216), as filed on April
14, 2008.
(13.2)	Authorization for Signatures • Incorporated by reference to Post-Effective
Amendment No. 5 to Registration Statement on Form N-4 (File No. 033-75986), as
filed on April 12, 1996.

Item 25. Directors and Officers of the Depositor*
Name and Principal	Positions and Offices with
Business Address	Depositor
Richard T. Mason[1]	President
Thomas J. McInerney[1]	Director and Chairman
Kathleen A. Murphy[1]	Director
Catherine H. Smith[1]	Director and Senior Vice President
Bridget M. Healy[2]	Director
Robert G. Leary[2]	Director
David A. Wheat[3]	Director, Executive Vice President and Chief
Financial Officer
Steven T. Pierson[3]	Senior Vice President and Chief Accounting Officer
Sue A. Collins[1]	Senior Vice President and Chief Actuary
Boyd G. Combs[3]	Senior Vice President, Tax
Valerie G. Brown[3]	Senior Vice President
Brian D. Comer[1]	Senior Vice President
Daniel H. Hanlon[1]	Senior Vice President
Shaun P. Mathews[4]	Senior Vice President
David S. Pendergrass[3]	Senior Vice President and Treasurer
Stephen J. Preston[5]	Senior Vice President
Harry N. Stout[5]	Senior Vice President
Louis E Bachetti	Vice President
581 Main Street, 4th Fl.
Woodbridge, NJ 07095
Pamela Mulvey Barcia[1]	Vice President
Ronald R. Barhorst[1]	Vice President

Bradley E. Barks[3]	Vice President
M. Bishop Bastien	Vice President
980 Ninth Street
Sacramento, CA 95814
Jeoffrey A. Block[6]	Vice President
Dianne Bogoian[1]	Vice President
Mary A. Broesch[5]	Vice President and Actuary
Kevin P. Brown[1]	Vice President
Robert P. Browne[3]	Vice President, Investments
Anthony V. Camp[1]	Vice President
Kevin L. Christensen[6]	Vice President
Nancy D. Clifford[1]	Vice President
Monte J. Combe[7]	Vice President
Patricia M. Corbett[6]	Vice President
Kimberly Curley[7]	Vice President and Actuary
Karen Czizik[7]	Vice President
William Delahanty[3]	Vice President
J. Randolph Dobo[7]	Vice President
Michael C. Eldredge[1]	Vice President
Joseph Elmy[3]	Vice President, Tax
Patricia L. Engelhardt[1]	Vice President
William A. Evans[4]	Vice President
Ronald E. Falkner[1]	Vice President, Corporate Real Estate
John P. Foley[3]	Vice President, Investments
Molly A. Garrett[1]	Vice President
Robert A. Garrey[1]	Vice President

Lisa S. Gilarde[1]	Vice President
Saskia M. Goedhart[1]	Vice President
Brian K. Haendiges[1]	Vice President
Terry D. Harrell	Vice President
7695 N. High Street
Columbus, OH 43235
Steven J. Haun[6]	Vice President
June P. Howard[3]	Vice President
Mark Jackowitz	Vice President
22 Century Hill Drive, Suite 101
Latham, NY 12110
William S. Jasien	Vice President
12701 Fair Lakes Circle, Ste. 470
Fairfax, VA 22033
David A. Kelsey[1]	Vice President
Kenneth E. Lacy[3]	Vice President
Richard K. Lau[5]	Vice President and Actuary
William H. Leslie, IV1	Vice President
Frederick C. Litow[3]	Vice President
Laurie A. Lombardo[1]	Vice President
William L. Lowe[1]	Vice President
Alan S. Lurty[5]	Vice President
Christopher P. Lyons[3]	Vice President, Investments
Gilbert E. Mathis[3]	Vice President, Investments
Gregory R. Michaud[3]	Vice President, Investments
Gregory J. Miller[1]	Vice President
Paul L. Mistretta[3]	Vice President

Maurice M. Moore[3]	Vice President, Investments
Brian J. Murphy[1]	Vice President
Michael J. Murphy[5]	Vice President
Todd E. Nevenhoven[6]	Vice President
Michael J. Pise[1]	Vice President
Deborah J. Prickett[6]	Vice President
Srinivas D. Reddy[1]	Vice President
Robert A. Richard[1]	Vice President
Linda E. Senker[5]	Vice President, Compliance
Spencer T. Shell[3]	Vice President, Assistant Treasurer and Assistant
Secretary
Frank W. Snodgrass	Vice President
9020 Overlook Blvd.
Brentwood, TN 37027
Libby J. Soong[1]	Vice President and Chief Compliance Officer
Christina M. Starks	Vice President
2000 21st Avenue NW
Minot, North Dakota 58703
Carl Steinhilber[1]	Vice President
Sandra L. Stokley[6]	Vice President
Alice Su5	Vice President and Actuary
Lisa A. Thomas[1]	Vice President and Appointed Actuary
Eugene M. Trovato[1]	Vice President
Mary A. Tuttle[7]	Vice President
William J. Wagner[7]	Vice President
Kurt W. Wassenar[3]	Vice President, Investments
Christopher R. Welp[6]	Vice President

Michellen A. Wildin[7]	Vice President
Matthew L. Condos[1]	Actuary
Scott N. Shepherd[1]	Actuary
Joy M. Benner[8]	Secretary
Edward Attarian[5]	Assistant Secretary
Jane A. Boyle[1]	Assistant Secretary
Diana R. Cavender[8]	Assistant Secretary
Maria C. Foster[8]	Assistant Secretary
Linda H. Freitag[3]	Assistant Secretary
Daniel F. Hinkel[3]	Assistant Secretary
Joseph D. Horan[3]	Assistant Secretary
Megan A. Huddleston[1]	Assistant Secretary
Rita J. Kummer[3]	Assistant Secretary
Susan A. Masse[1]	Assistant Secretary
Terri W. Maxwell[3]	Assistant Secretary
James M. May, III[3]	Assistant Secretary
Melissa A. O’Donnell[8]	Assistant Secretary
Randall K. Price[7]	Assistant Secretary
Patricia M. Smith[1]	Assistant Secretary
John F. Todd[1]	Assistant Secretary
Susan M. Vega[8]	Assistant Secretary
Diane I. Yell	Assistant Secretary
100 Washington Square
Minneapolis, MN 55401
Glenn A. Black[3]	Tax Officer

Terry L. Owens[3]	Tax Officer
James H. Taylor[3]	Tax Officer

*	These individuals may also be directors and/or officers of other affiliates of the Company.
1	The principal business address of these directors and these officers is One Orange Way Windsor, Connecticut 06095.
2	The principal business address of these directors is 230 Park Avenue, New York, New York 10169.
3	The principal business address of these directors and these officers is 5780 Powers Ferry Road, N.W., Atlanta, Georgia 30327.
4	The principal business address of these officers is 10 State House Square, Hartford, Connecticut 06103.
5	The principal business address of these officers is 1475 Dunwoody Drive, West Chester, Pennsylvania 19380-1478.
6	The principal business address of these officers is 909 Locust Street, Des Moines, Iowa 50309.
7	The principal business address of these officers is 1290 Broadway, Denver, Colorado 80203.
8	The principal business address of these officers is 20 Washington Avenue South, Minneapolis, Minnesota 55401.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

Incorporated herein by reference to Item 26 in Post-Effective Amendment No. 10 to Registration
Statement on Form N-4 for Variable Annuity Account C of ING Life Insurance and Annuity
Company (File No. 333-105479), as filed with the Securities and Exchange Commission on
April 11, 2008.

Item 27. Number of Contract Owners

As of May 30, 2008, there were 636,992 individuals holding interests in variable annuity contracts funded through Variable Annuity Account C of ING Life Insurance and Annuity
Company.

Item 28. Indemnification

Section 33-779 of the Connecticut General Statutes (“CGS”) provides that a corporation may provide indemnification of or advance expenses to a director, officer, employee or agent only as permitted by Sections 33-770 to 33-778, inclusive, of the CGS. Reference is hereby made to
Section 33-771(e) of the CGS regarding indemnification of directors and Section 33-776(d) of
CGS regarding indemnification of officers, employees and agents of Connecticut corporations.

These statutes provide in general that Connecticut corporations incorporated prior to
January 1, 1997 shall, except to the extent that their certificate of incorporation expressly provides otherwise, indemnify their directors, officers, employees and agents against “liability”
(defined as the obligation to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses incurred with respect to a proceeding) when (1) a determination is made pursuant to Section 33-775 that the party seeking indemnification has met the standard of conduct set forth in Section 33-771 or (2) a court has determined that indemnification is appropriate pursuant to Section 33-774. Under Section
33-775, the determination of and the authorization for indemnification are made (a) by two or more disinterested directors, as defined in Section 33-770(3); (b) by special legal counsel; (c) by the shareholders; or (d) in the case of indemnification of an officer, agent or employee of the corporation, by the general counsel of the corporation or such other officer(s) as the board of directors may specify. Also, Section 33-772 with Section 33-776 provide that a corporation shall indemnify an individual who was wholly successful on the merits or otherwise against reasonable expenses incurred by him in connection with a proceeding to which he was a party because he is or was a director, officer, employee, or agent of the corporation. Pursuant to
Section 33-771(d), in the case of a proceeding by or in the right of the corporation or with respect to conduct for which the director, officer, agent or employee was adjudged liable on the basis that he received a financial benefit to which he was not entitled, indemnification is limited to reasonable expenses incurred in connection with the proceeding against the corporation to which the individual was named a party.

Section 33-777 of the statute does specifically authorize a corporation to procure indemnification insurance on behalf of an individual who is or was a director of the corporation. Consistent with the statute, ING America Insurance Holdings, Inc. maintains a Professional Liability umbrella insurance policy issued by an international insurer. The policy covers ING America Insurance
Holdings, Inc. and any company in which ING America Insurance Holdings, Inc. has a controlling interest of 50% or more. This would encompass the principal underwriter as well as the depositor. Additionally, the parent company of ING America Insurance Holdings, Inc., ING
Groep N.V., maintains an excess umbrella cover with limits in excess of $125,000,000. The policy provides for the following types of coverage: errors and omissions/professional liability, directors and officers, employment practices, fiduciary and fidelity.

Section 20 of the ING Financial Advisers, LLC Limited Liability Company Agreement executed as of November 28, 2000 provides that ING Financial Advisers, LLC will indemnify certain persons against any loss, damage, claim or expenses (including legal fees) incurred by such person if he is made a party or is threatened to be made a party to a suit or proceeding because he was a member, officer, director, employee or agent of ING Financial Advisers, LLC, as long as he acted in good faith on behalf of ING Financial Advisers, LLC and in a manner reasonably believed to be within the scope of his authority. An additional condition requires that no person shall be entitled to indemnity if his loss, damage, claim or expense was incurred by reason of his gross negligence or willful misconduct. This indemnity provision is authorized by and is consistent with Title 8, Section 145 of the General Corporation Law of the State of Delaware.

Item 29. Principal Underwriter

(a)	In addition to serving as the principal underwriter for the Registrant, ING Financial
Advisers, LLC also acts as the principal underwriter for ING Partners, Inc. (a management investment company registered under the Investment Company Act of 1940 (1940 Act)).
Additionally, ING Financial Advisers, LLC acts as the principal underwriter for Variable
Life Account B of ING Life Insurance and Annuity Company (ILIAC), Variable Annuity
Account B of ILIAC, Variable Annuity Account I of ILIAC and Variable Annuity Account
G of ILIAC (separate accounts of ILIAC registered as unit investment trusts under the 1940
Act). ING Financial Advisers, LLC is also the principal underwriter for (i) Separate
Account N of ReliaStar Life Insurance Company (RLIC) (a separate account of RLIC registered as a unit investment trust under the 1940 Act.), (ii) ReliaStar Select Variable
Account of ReliaStar Life Insurance Company (a separate account of RLIC registered as a unit investment trusts under the 1940 Act), (iii) MFS ReliaStar Variable Account (a separate account of RLIC registered as a unit investment trusts under the 1940 Act), (iv)
Northstar Variable Account (a separate account of RLIC registered as a unit investment trusts under the 1940 Act) (v) ReliaStar Life Insurance Company of New York Variable
Annuity Funds A, B, C (a management investment company registered under the 1940
Act), (vi) ReliaStar Life Insurance Company of New York Variable Annuity Funds D, E, F,
G, H, I (a management investment company registered under the 1940 Act), (vii) ReliaStar
Life Insurance Company of New York Variable Annuity Funds M, P, and Q (a
management investment company registered under the1940 Act), and (viii) ReliaStar Life
Insurance Company of New York Variable Annuity Funds M P (a management investment company registered under the1940 Act).

(b)	The following are the directors and officers of the Principal Underwriter:
Name and Principal	Positions and Offices with
Business Address	Principal Underwriter
Ronald R. Barhorst	Director and President
4225 Executive Square
La Jolla, California 92037
Brian D. Comer[1]	Director and Senior Vice President
William L. Lowe[1]	Director and Senior Vice President
Kathleen A. Murphy[1]	Senior Vice President
Boyd G. Combs[2]	Senior Vice President, Tax
Daniel H. Hanlon[1]	Senior Vice President
William Jasien[3]	Senior Vice President

Louis E. Bachetti	Senior Vice President
581 Main Street, 4th Fl.
Woodbridge, NJ 07095
Pamela Mulvey Barcia[1]	Vice President
Robert H. Barley[1]	Vice President
M. Bishop Bastien	Vice President
980 Ninth Street
Sacramento, CA 95814
Nancy B. Bocella[1]	Vice President
Dianne Bogoian[1]	Vice President
J. Robert Bolchoz	Vice President
Columbia, South Carolina
David A. Brounley[1]	Vice President
Anthony V. Camp, Jr.[1]	Vice President
Mary Kathleen Carey-Reid[1]	Vice President
Nancy D. Clifford[1]	Vice President
William P. Elmslie	Vice President
New York, New York
Joseph J. Elmy[2]	Vice President, Tax
Brian K. Haendiges[1]	Vice President
Bernard P. Heffernon	Vice President
10740 Nall Ave., Ste. 120
Overland Park, KS 66211
David Kelsey[1]	Vice President
Christina Lareau[1]	Vice President
George D. Lessner	Vice President
Richardson, Texas
Katherine E. Lewis	Vice President
2675 N Mayfair Road, Ste. 501
Milwaukee, WI 53226
David J. Linney	Vice President
2900 N. Loop W., Ste. 180
Houston, TX 77092

Frederick C. Litow[2]	Vice President
Mark R. Luckinbill	Vice President
2841 Plaza Place, Ste. 210
Raleigh, NC 27612
Richard T. Mason[1]	Vice President
Scott T. Neeb	Vice President
4600 Ulster Street
Denver, CO 80237
David Pendergrass[2]	Vice President and Treasurer
Ethel Pippin[1]	Vice President
Michael J. Pise[1]	Vice President
Srinivas D. Reddy[1]	Vice President
Deborah Rubin[3]	Vice President
Todd Smiser	Vice President
Lisle, Illinois
Frank W. Snodgrass	Vice President
150 4th Ave., N., Ste. 410
Nashville, TN 37219
Marilyn S. Sponzo[1]	Vice President and Chief Compliance Officer
Christina M. Starks	Vice President
2000 21st Avenue NW
Minot, North Dakota 58703
S. Bradford Vaughan, Jr.	Vice President
601 Union St., Ste. 810
Seattle, WA 98101
Forrest R. Wilson	Vice President
2202 N. Westshore Blvd.
Tampa, Florida 33607
Judeen T. Wrinn[1]	Vice President
Nancy S. Stillman	Assistant Vice President
Richard E. G. Gelfand	Chief Financial Officer
1475 Dunwoody Drive
West Chester, PA 19380-1478

Joy M. Benner[4]	Secretary
Diana R. Cavender[4]	Assistant Secretary
Randall K. Price[4]	Assistant Secretary
Todd Smiser	Assistant Secretary
2525 Cabot Drive, Suite 100
Lisle, IL 60532
John F. Todd[1]	Assistant Secretary
Susan M. Vega[4]	Assistant Secretary
Glenn A. Black[2]	Tax Officer
Terry L. Owens[2]	Tax Officer
James H. Taylor[2]	Tax Officer

1	The principal business address of these directors and these officers is One Orange Way, Windsor, Connecticut 06095-4774.
2	The principal business address of these officers is 5780 Powers Ferry Road, N.W., Atlanta, Georgia 30327.
3	The principal business address of these officers is 12701 Fair Lakes Circle, Suite 470, Fairfax, Virginia 22033.
4	The principal business address of these officers is 20 Washington Avenue South, Minneapolis, Minnesota 55401.
(c) Compensation to Principal Underwriter during last fiscal year:
(1)	(2)	(3)	(4)	(5)
Name of	Net Underwriting	Compensation
Principal	Discounts and	on Redemption	Brokerage
Underwriter	Commissions	or Annuitization	Commissions	Compensation*
ING Financial				$44,267,199.63
Advisers, LLC

*	Reflects compensation paid to ING Financial Advisers, LLC attributable to regulatory and operating expenses associated with the distribution of all registered variable annuity products issued by Variable Annuity Account C of ING Life Insurance and Annuity
Company during 2007.

Item 30. Location of Accounts and Records
All accounts, books and other documents required to be maintained by Section 31(a) of the 1940
Act and the rules under it relating to the securities described in and issued under this Registration
Statement are maintained by ING Life Insurance and Annuity Company at One Orange Way,
Windsor, Connecticut 06095-4774 and at ING Americas at 5780 Powers Ferry Road, Atlanta,
Georgia 30327-4390.
All accounts, books and other documents required to be maintained by Section 31(a) of the 1940
Act and the rules under it relating to the securities described in and issued under this Registration
Statement are located at the offices of the Depositor as follows:
Service Center 22 Century Hill Drive Suite 101 Latham, NY 12110-2455
ING Life Insurance and Annuity Company One Orange Way Windsor, CT 06095-4774
ING Americas 5780 Powers Ferry Road Atlanta, GA 30327-4390
ING Americas 20 Washington Avenue South Minneapolis, MN 55401
Item 31. Management Services
Not applicable
Item 32. Undertakings

Registrant hereby undertakes:

(a)	to file a post-effective amendment to this registration statement on Form N-4 as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for as long as payments under the variable annuity contracts may be accepted;
(b)	to include as part of any application to purchase a contract offered by a prospectus which is part of this registration statement on Form N-4, a space that an applicant can check to request a Statement of Additional Information; and
(c)	to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

(d)	during the Guarantee Period, to mail notices to current shareholders promptly after the happening of significant events related to the guarantee issued by ING Life Insurance and Annuity Company (the “Guarantee”). These significant events include (i) the termination of the Guarantee; (ii) a default under the Guarantee that has a material adverse effect on a shareholder’s right to receive his or her guaranteed amount on the maturity date; (iii) the insolvency of ING Life Insurance and Annuity Company; or (iv)
a reduction in the credit rating of ING Life Insurance and Annuity Company’s long-
term debt as issued by Standard & Poor’s or Moody’s Investors Service, Inc. to BBB+
or lower or Baa1 or lower, respectively.

During the Guarantee Period, the Registrant hereby undertakes to include in the prospectus which is a part of this registration statement on Form N-4, a space that an applicant can check to request the most recent annual and/or quarterly report of ING
Life Insurance and Annuity Company.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and
Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities
(other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ING Life Insurance and Annuity Company represents that the fees and charges deducted under the contracts covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

SIGNATURES
As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant,
Variable Annuity Account C of ING Life Insurance and Annuity Company, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to its
Registration Statement on Form N-4 (File No. 033-81216) and has duly caused this Post-Effective
Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the Town of
Windsor, State of Connecticut, on the 27th day of June, 2008.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
(Registrant)
By:	ING LIFE INSURANCE AND ANNUITY
COMPANY
(Depositor)
By:	Richard T. Mason*
Richard T. Mason
President
(principal executive officer)

As required by the Securities Act of 1933, this Post-Effective Amendment No. 40 to the
Registration Statement has been signed by the following persons in the capacities and on the date indicated.

Signature	Title	Date
Richard T. Mason*	President	)
Richard T. Mason	(principal executive officer))
)
Thomas J. McInerney*	Director and Chairman	) June
Thomas J. McInerney		) 27, 2008
)
Kathleen A. Murphy*	Director	)
Kathleen A. Murphy		)
)
Catherine H. Smith*	Director and Senior Vice President	)
Catherine H. Smith		)
)
Bridget M. Healy*	Director	)
Bridget M. Healy		)
)
Robert G. Leary*	Director	)
Robert G. Leary		)
)

David A. Wheat*	Director, Executive Vice President and Chief Financial	)
David A. Wheat	Officer	)
)
Steven T. Pierson*	Senior Vice President and Chief Accounting Officer	)
Steven T. Pierson		)

By:	/s/ Michael A. Pignatella
Michael A. Pignatella
*Attorney-in-Fact

VARIABLE ANNUITY ACCOUNT C
EXHIBIT INDEX
Exhibit No.	Exhibit
99-B.9	Opinion and Consent of Counsel	_______
99-B.10	Consent of Independent Registered Public Accounting Firm	_______